Nationwide®

VA Separate Account-D

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR – 0083 – 12/07

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 7,143,238 shares (cost $56,086,395)	$88,045,410
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 2,897,317 shares (cost $19,975,289)	28,284,763
W&R Target Funds, Inc. – Bond Portfolio (WRBond) 7,920,692 shares (cost $43,217,497)	42,181,644
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 6,223,319 shares (cost $60,488,640)	80,643,632
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 1,092,568 shares (cost $7,119,234)	8,742,184
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 385,090 shares (cost $2,074,661)	2,685,309
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 1,567,161 shares (cost $11,649,064)	15,802,936
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 7,757,951 shares (cost $57,820,288)	93,279,271
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 7,856,589 shares (cost $26,188,275)	25,165,441
W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 2,167,289 shares (cost $14,273,282)	23,295,324
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 351,063 shares (cost $7,784,368)	7,861,533
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 70,624 shares (cost $1,351,029)	1,510,211
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 443,142 shares (cost $2,919,534)	3,194,655
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 12,503,820 shares (cost $12,503,820)	12,503,820
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 400,802 shares (cost $2,026,283)	1,996,517
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 651,679 shares (cost $5,143,082)	4,553,083
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 2,129,166 shares (cost $27,576,623)	38,277,505
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 3,401,734 shares (cost $28,329,771)	34,841,240
W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 163,657 shares (cost $2,584,134)	2,343,875
W&R Target Funds, Inc. – Value Portfolio (WRValue) 4,272,239 shares (cost $23,439,823)	27,188,531

Total investments	542,396,884
Accounts receivable	–

Total assets	542,396,884
Accounts payable	9,998

Contract owners’ equity (note 4)	$542,386,886

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2004

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$6,302,560	482,466	379,112	1,519,600	486,086	72,579	7,985	3,215
Mortality and expense risk charges (note 2)	(7,770,532)	(1,105,639)	(424,679)	(511,732)	(1,220,999)	(120,857)	(22,735)	(190,890)

Net investment income (loss)	(1,467,972)	(623,173)	(45,567)	1,007,868	(734,913)	(48,278)	(14,750)	(187,675)

Proceeds from mutual fund shares sold	88,541,795	8,111,431	4,272,921	4,796,061	11,396,884	1,153,642	234,346	1,415,581
Cost of mutual fund shares sold	(69,030,688)	(4,748,999)	(3,120,261)	(5,139,147)	(7,998,110)	(754,720)	(187,643)	(833,443)

Realized gain (loss) on investments	19,511,107	3,362,432	1,152,660	(343,086)	3,398,774	398,922	46,703	582,138
Change in unrealized gain (loss) on investments	36,487,349	20,313,183	2,109,160	869,012	(256,727)	668,490	608,021	2,851,922

Net gain (loss) on investments	55,998,456	23,675,615	3,261,820	525,926	3,142,047	1,067,412	654,724	3,434,060

Reinvested capital gains	28,037,232	3,763,016	515	–	7,129,416	65,319	7,165	1,134,026

Net increase (decrease) in contract owners’ equity resulting from operations	$82,567,716	26,815,458	3,216,768	1,533,794	9,536,550	1,084,453	647,139	4,380,411

Investment activity:	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$985	1,919,133	123,417	123,788	321,616	–	558	497,967
Mortality and expense risk charges (note 2)	(1,311,985)	(385,968)	(317,504)	(116,326)	(108,319)	(23,817)	(42,268)	(163,784)

Net investment income (loss)	(1,311,000)	1,533,165	(194,087)	7,462	213,297	(23,817)	(41,710)	334,183

Proceeds from mutual fund shares sold	12,487,432	3,475,851	2,904,410	1,794,691	13,374,663	550,250	493,292	3,686,975
Cost of mutual fund shares sold	(9,465,118)	(3,142,883)	(1,395,057)	(1,423,856)	(13,782,290)	(368,956)	(416,877)	(3,686,975)

Realized gain (loss) on investments	3,022,314	332,968	1,509,353	370,835	(407,627)	181,294	76,415	–
Change in unrealized gain (loss) on investments	15,128,824	(1,262,995)	1,870,453	(493,720)	411,278	(75,998)	156,165	–

Net gain (loss) on investments	18,151,138	(930,027)	3,379,806	(122,885)	3,651	105,296	232,580	–

Reinvested capital gains	2,144,075	–	575,898	705,597	–	–	76,805	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,984,213	603,138	3,761,617	590,174	216,948	81,479	267,675	334,183

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2004

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue
Reinvested dividends	$65,648	29,275	–	–	127	269,003
Mortality and expense risk charges (note 2)	(34,372)	(88,908)	(553,000)	(536,797)	(38,276)	(451,677)

Net investment income (loss)	31,276	(59,633)	(553,000)	(536,797)	(38,149)	(182,674)

Proceeds from mutual fund shares sold	786,682	1,864,975	4,811,115	6,243,339	470,432	4,216,822
Cost of mutual fund shares sold	(791,895)	(1,374,780)	(2,903,668)	(4,279,110)	(485,066)	(2,731,834)

Realized gain (loss) on investments	(5,213)	490,195	1,907,447	1,964,229	(14,634)	1,484,988
Change in unrealized gain (loss) on investments	14,977	(1,685,084)	(968,937)	(722,442)	(206,568)	(2,841,665)

Net gain (loss) on investments	9,764	(1,194,889)	938,510	1,241,787	(221,202)	(1,356,677)

Reinvested capital gains	–	206,423	7,050,735	3,328,656	112,369	1,737,217

Net increase (decrease) in contract owners’ equity resulting from operations	$41,040	(1,048,099)	7,436,245	4,033,646	(146,982)	197,866

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,467,972)	(1,264,059)	(623,173)	(688,283)	(45,567)	(31,721)	1,007,868	856,155
Realized gain (loss) on investments	19,511,107	12,379,636	3,362,432	1,386,009	1,152,660	757,034	(343,086)	(187,212)
Change in unrealized gain (loss) on investments	36,487,349	15,177,794	20,313,183	(790,398)	2,109,160	1,769,575	869,012	117,006
Reinvested capital gains	28,037,232	18,923,068	3,763,016	9,971,394	515	95,104	–	8,917

Net increase (decrease) in contract owners’ equity resulting from operations	82,567,716	45,216,439	26,815,458	9,878,722	3,216,768	2,589,992	1,533,794	794,866

Equity transactions:
Purchase payments received from contract owners (note 3)	11,521,688	10,684,009	1,467,610	1,691,136	440,213	350,902	1,044,792	737,010
Transfers between funds	–	–	1,826,002	5,425,515	(919,397)	(1,087,820)	13,297,970	(735,995)
Redemptions (note 3)	(46,178,333)	(38,064,557)	(7,213,595)	(4,464,071)	(2,821,005)	(2,303,367)	(3,415,223)	(2,610,916)
Annuity benefits	(139,915)	(58,833)	(36,217)	(15,610)	(13,155)	(5,660)	(5,203)	(2,826)
Annual contract maintenance charges (note 2)	(90,355)	(100,371)	(11,505)	(11,597)	(5,408)	(6,180)	(6,461)	(6,844)
Contingent deferred sales charges (note 2)	(733,878)	(621,329)	(109,426)	(79,511)	(50,327)	(47,290)	(67,195)	(41,261)
Adjustments to maintain reserves	(49,390)	(8,463)	(6,410)	602	(5,335)	(149)	(4,140)	(680)

Net equity transactions	(35,670,183)	(28,169,544)	(4,083,541)	2,546,464	(3,374,414)	(3,099,564)	10,844,540	(2,661,512)

Net change in contract owners’ equity	46,897,533	17,046,895	22,731,917	12,425,186	(157,646)	(509,572)	12,378,334	(1,866,646)
Contract owners’ equity beginning of period	495,489,353	478,442,458	65,312,872	52,887,686	28,442,381	28,951,953	29,799,327	31,665,973

Contract owners’ equity end of period	$542,386,886	495,489,353	88,044,789	65,312,872	28,284,735	28,442,381	42,177,661	29,799,327

CHANGES IN UNITS:
Beginning units	41,610,000	44,657,379	3,918,895	3,760,076	2,324,511	2,595,655	2,371,516	2,588,466

Units purchased	4,781,160	4,591,102	357,125	617,223	70,066	111,742	1,334,434	233,741
Units redeemed	(7,802,559)	(7,638,481)	(557,684)	(458,404)	(332,224)	(382,886)	(484,580)	(450,691)

Ending units	38,588,601	41,610,000	3,718,336	3,918,895	2,062,353	2,324,511	3,221,370	2,371,516

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(734,913)	(505,510)	(48,278)	2,907	(14,750)	(1,256)	(187,675)	(78,793)
Realized gain (loss) on investments	3,398,774	1,430,671	398,922	96,120	46,703	(1,903)	582,138	89,358
Change in unrealized gain (loss) on investments	(256,727)	8,136,761	668,490	547,254	608,021	2,626	2,851,922	925,954
Reinvested capital gains	7,129,416	2,198,417	65,319	32,116	7,165	–	1,134,026	338,578

Net increase (decrease) in contract owners’ equity resulting from operations	9,536,550	11,260,339	1,084,453	678,397	647,139	(533)	4,380,411	1,275,097

Equity transactions:
Purchase payments received from contract owners (note 3)	654,919	997,175	347,644	164,689	113,800	115,081	561,962	409,903
Transfers between funds	(3,707,347)	(2,295,187)	1,320,235	2,281,052	1,347,739	535,980	2,240,359	4,457,669
Redemptions (note 3)	(6,658,105)	(6,373,920)	(589,984)	(276,753)	(67,124)	(2,226)	(1,036,776)	(319,522)
Annuity benefits	(3,762)	(3,438)	(133)	(125)	(527)	–	(369)	–
Annual contract maintenance charges (note 2)	(14,162)	(15,999)	(870)	(499)	(256)	(105)	(1,970)	(1,339)
Contingent deferred sales charges (note 2)	(98,502)	(90,667)	(10,074)	(5,764)	(440)	(6)	(16,243)	(7,158)
Adjustments to maintain reserves	(555)	(1,308)	(177)	(229)	(3,176)	(32)	(2,311)	(259)

Net equity transactions	(9,827,514)	(7,783,344)	1,066,641	2,162,371	1,390,016	648,692	1,744,652	4,539,294

Net change in contract owners’ equity	(290,964)	3,476,995	2,151,094	2,840,768	2,037,155	648,159	6,125,063	5,814,391
Contract owners’ equity beginning of period	80,934,093	77,457,098	6,591,010	3,750,242	648,159	–	9,677,880	3,863,489

Contract owners’ equity end of period	$80,643,129	80,934,093	8,742,104	6,591,010	2,685,314	648,159	15,802,943	9,677,880

CHANGES IN UNITS:
Beginning units	7,927,237	8,743,699	476,820	309,778	70,259	–	639,137	315,436

Units purchased	155,451	372,792	167,597	212,420	151,445	73,588	221,233	374,529
Units redeemed	(1,049,824)	(1,189,254)	(94,339)	(45,378)	(26,893)	(3,329)	(122,225)	(50,828)

Ending units	7,032,864	7,927,237	550,078	476,820	194,811	70,259	738,145	639,137

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRGrowth		WRHiInc		WRIntGro		WRIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,311,000)	(1,330,383)	1,533,165	1,392,386	(194,087)	(154,932)	7,462	34,808
Realized gain (loss) on investments	3,022,314	2,412,385	332,968	71,309	1,509,353	837,387	370,835	109,586
Change in unrealized gain (loss) on investments	15,128,824	1,815,576	(1,262,995)	570,988	1,870,453	2,531,854	(493,720)	595,806
Reinvested capital gains	2,144,075	–	–	–	575,898	–	705,597	413,866

Net increase (decrease) in contract owners’ equity resulting from operations	18,984,213	2,897,578	603,138	2,034,683	3,761,617	3,214,309	590,174	1,154,066

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,465	1,178,848	785,844	474,765	419,619	543,169	315,225	387,696
Transfers between funds	(4,646,948)	(7,735,764)	874,281	439,908	744,860	608,891	1,509,266	1,427,755
Redemptions (note 3)	(6,877,671)	(7,397,458)	(2,486,093)	(2,033,136)	(1,473,835)	(1,117,715)	(733,573)	(382,648)
Annuity benefits	(20,475)	(7,896)	(3,153)	(158)	(12,807)	(4,015)	(406)	(35)
Annual contract maintenance charges (note 2)	(15,092)	(17,952)	(4,120)	(4,588)	(3,363)	(3,351)	(878)	(624)
Contingent deferred sales charges (note 2)	(116,386)	(124,435)	(46,318)	(32,641)	(23,217)	(24,653)	(14,862)	(7,866)
Adjustments to maintain reserves	(2,693)	(998)	(6,441)	(624)	(3,719)	(82)	(2,523)	(142)

Net equity transactions	(10,566,800)	(14,105,655)	(886,000)	(1,156,474)	(352,462)	2,244	1,072,249	1,424,136

Net change in contract owners’ equity	8,417,413	(11,208,077)	(282,862)	878,209	3,409,155	3,216,553	1,662,423	2,578,202
Contract owners’ equity beginning of period	84,859,441	96,067,518	25,448,502	24,570,293	19,886,191	16,669,638	6,199,074	3,620,872

Contract owners’ equity end of period	$93,276,854	84,859,441	25,165,640	25,448,502	23,295,346	19,886,191	7,861,497	6,199,074

CHANGES IN UNITS:
Beginning units	9,149,805	10,725,358	1,736,065	1,820,885	1,675,055	1,675,787	372,397	277,772

Units purchased	226,906	290,521	221,275	229,629	252,833	263,154	187,708	156,021
Units redeemed	(1,265,569)	(1,866,074)	(281,119)	(314,449)	(287,369)	(263,886)	(124,118)	(61,396)

Ending units	8,111,142	9,149,805	1,676,221	1,736,065	1,640,519	1,675,055	435,987	372,397

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$213,297	264,854	(23,817)	(21,134)	(41,710)	(20,377)	334,183	246,438
Realized gain (loss) on investments	(407,627)	(45,004)	181,294	93,979	76,415	48,845	–	–
Change in unrealized gain (loss) on investments	411,278	97,521	(75,998)	41,227	156,165	70,522	–	–
Reinvested capital gains	–	–	–	–	76,805	670	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	216,948	317,371	81,479	114,072	267,675	99,660	334,183	246,438

Equity transactions:
Purchase payments received from contract owners (note 3)	91,537	226,255	104,160	40,966	120,973	139,710	2,068,068	942,382
Transfers between funds	(12,570,083)	(458,760)	(102,675)	479,938	543,101	1,244,535	3,734,405	4,048,798
Redemptions (note 3)	(561,858)	(1,139,997)	(84,589)	(79,813)	(161,531)	(145,709)	(3,724,939)	(2,526,072)
Annuity benefits	(155)	(155)	(79)	(83)	(406)	–	(881)	(883)
Annual contract maintenance charges (note 2)	(1,340)	(2,534)	(243)	(274)	(362)	(320)	(1,736)	(1,716)
Contingent deferred sales charges (note 2)	(6,728)	(19,936)	(641)	(1,300)	(2,474)	(4,006)	(32,919)	(15,295)
Adjustments to maintain reserves	(5,175)	(403)	(83)	(112)	(2,626)	(63)	1,895	1,644

Net equity transactions	(13,053,802)	(1,395,530)	(84,150)	439,322	496,675	1,234,147	2,043,893	2,448,858

Net change in contract owners’ equity	(12,836,854)	(1,078,159)	(2,671)	553,394	764,350	1,333,807	2,378,076	2,695,296
Contract owners’ equity beginning of period	12,836,854	13,915,013	1,512,844	959,450	2,430,404	1,096,597	10,125,070	7,429,774

Contract owners’ equity end of period	$–	12,836,854	1,510,173	1,512,844	3,194,754	2,430,404	12,503,146	10,125,070

CHANGES IN UNITS:
Beginning units	1,084,036	1,203,891	102,887	72,133	200,713	96,851	971,840	732,547

Units purchased	38,727	101,046	33,089	49,689	83,981	149,091	715,032	634,038
Units redeemed	(1,122,763)	(220,901)	(38,038)	(18,935)	(47,222)	(45,229)	(524,036)	(394,745)

Ending units	–	1,084,036	97,938	102,887	237,472	200,713	1,162,836	971,840

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMortSec		WRRealEstS		WRSciTech		WRSmCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$31,276	63,862	(59,633)	(24,405)	(553,000)	(523,161)	(536,797)	(592,488)
Realized gain (loss) on investments	(5,213)	(13,389)	490,195	96,587	1,907,447	1,671,816	1,964,229	2,285,284
Change in unrealized gain (loss) on investments	14,977	12,715	(1,685,084)	856,763	(968,937)	(25,346)	(722,442)	(4,083,747)
Reinvested capital gains	–	–	206,423	145,090	7,050,735	935,868	3,328,656	3,433,495

Net increase (decrease) in contract owners’ equity resulting from operations	41,040	63,188	(1,048,099)	1,074,035	7,436,245	2,059,177	4,033,646	1,042,544

Equity transactions:
Purchase payments received from contract owners (note 3)	108,413	124,412	222,887	191,268	557,729	758,846	503,259	575,201
Transfers between funds	126,263	288,346	(310,495)	1,644,198	(1,572,637)	(2,401,960)	(3,210,725)	(4,736,748)
Redemptions (note 3)	(287,535)	(142,225)	(359,505)	(209,142)	(2,381,649)	(2,094,020)	(2,713,650)	(2,326,827)
Annuity benefits	(157)	(156)	(90)	(79)	(20,544)	(9,714)	(34)	(37)
Annual contract maintenance charges (note 2)	(183)	(181)	(776)	(686)	(7,850)	(8,940)	(8,001)	(10,039)
Contingent deferred sales charges (note 2)	(5,789)	(1,246)	(6,119)	(3,524)	(34,902)	(35,793)	(43,045)	(45,545)
Adjustments to maintain reserves	(29)	(3,485)	18	(249)	(5,269)	(361)	(350)	(1,393)

Net equity transactions	(59,017)	265,465	(454,080)	1,621,786	(3,465,122)	(3,791,942)	(5,472,546)	(6,545,388)

Net change in contract owners’ equity	(17,977)	328,653	(1,502,179)	2,695,821	3,971,123	(1,732,765)	(1,438,900)	(5,502,844)
Contract owners’ equity beginning of period	2,013,140	1,684,487	6,055,271	3,359,450	34,306,007	36,038,772	36,280,099	41,782,943

Contract owners’ equity end of period	$1,995,163	2,013,140	4,553,092	6,055,271	38,277,130	34,306,007	34,841,199	36,280,099

CHANGES IN UNITS:
Beginning units	190,007	163,997	349,831	248,723	3,007,223	3,362,523	2,789,197	3,324,474

Units purchased	72,585	82,976	97,967	138,119	136,702	148,147	82,352	191,778
Units redeemed	(77,638)	(56,966)	(129,594)	(37,011)	(406,963)	(503,447)	(476,019)	(727,055)

Ending units	184,954	190,007	318,204	349,831	2,736,962	3,007,223	2,395,530	2,789,197

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpVal		WRValue
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(38,149)	(28,382)	(182,674)	(124,644)
Realized gain (loss) on investments	(14,634)	(5,251)	1,484,988	1,246,025
Change in unrealized gain (loss) on investments	(206,568)	154,775	(2,841,665)	1,830,362
Reinvested capital gains	112,369	179,917	1,737,217	1,169,636

Net increase (decrease) in contract owners’ equity resulting from operations	(146,982)	301,059	197,866	4,121,379

Equity transactions:
Purchase payments received from contract owners (note 3)	93,415	43,108	387,154	591,487
Transfers between funds	245,420	13,295	(769,594)	(3,443,646)
Redemptions (note 3)	(154,448)	(126,006)	(2,375,645)	(1,993,014)
Annuity benefits	(54)	(52)	(21,308)	(7,911)
Annual contract maintenance charges (note 2)	(309)	(348)	(5,470)	(6,255)
Contingent deferred sales charges (note 2)	(3,257)	(2,624)	(45,014)	(30,808)
Adjustments to maintain reserves	(83)	(130)	(208)	(10)

Net equity transactions	180,684	(72,757)	(2,830,085)	(4,890,157)

Net change in contract owners’ equity	33,702	228,302	(2,632,219)	(768,778)
Contract owners’ equity beginning of period	2,310,170	2,081,868	29,820,564	30,589,342

Contract owners’ equity end of period	$2,343,872	2,310,170	27,188,345	29,820,564

CHANGES IN UNITS:
Beginning units	174,289	180,772	2,078,280	2,458,556

Units purchased	53,195	31,173	121,457	129,685
Units redeemed	(40,255)	(37,656)	(314,087)	(509,961)

Ending units	187,229	174,289	1,885,650	2,078,280

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges – Recurring	1.35%
CDSC Options:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1)	2.45%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
1.35%	$2,336,556	362,826	160,383	203,811	325,381	31,169	4,089	47,713
1.40%	1,295,456	174,413	54,581	86,636	200,636	18,854	2,942	26,863
1.45%	138,630	20,761	10,642	5,711	28,958	390	722	2,112
1.50%	2,386,036	305,171	88,443	115,800	423,360	40,618	10,080	71,411
1.55%	286,713	31,213	34,286	14,400	58,963	6,747	653	6,440
1.60%	24,268	991	4,104	1,396	6,000	–	–	225
1.65%	174,038	27,012	2,711	3,788	13,072	8,186	2,481	13,683
1.70%	14,115	2,163	740	1,328	2,281	–	–	306
1.75%	27,093	6,119	2,793	2,893	1,663	159	–	858
1.80%	585,162	94,451	33,082	34,025	91,993	9,649	919	11,672
1.85%	132,777	30,287	14,321	13,169	13,984	893	26	1,384
1.90%	74,323	5,425	334	2,522	8,488	846	–	1,801
1.95%	232,039	41,157	9,231	21,952	30,654	2,427	430	4,667
2.00%	49,200	1,049	8,938	3,845	15,041	221	–	389
2.05%	5,993	966	90	183	291	324	–	389
2.20%	2,797	443	–	124	–	–	52	51
2.35%	5,336	1,192	–	149	234	374	341	926

Totals	$7,770,532	1,105,639	424,679	511,732	1,220,999	120,857	22,735	190,890

	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
1.35%	$350,928	126,381	88,782	36,987	43,678	4,380	11,534	69,381
1.40%	269,641	60,790	66,688	15,246	19,181	5,333	5,520	26,242
1.45%	29,217	9,042	4,268	328	934	221	75	831
1.50%	424,131	109,421	101,735	35,417	24,768	6,397	13,541	38,808
1.55%	43,414	14,372	8,530	4,735	3,503	664	1,344	4,659
1.60%	5,806	316	920	201	258	249	–	421
1.65%	17,239	4,921	6,824	6,761	1,020	2,253	5,630	436
1.70%	1,234	708	1,374	300	384	293	128	52
1.75%	2,418	3,926	734	421	349	–	113	578
1.80%	85,780	34,263	20,881	9,332	7,393	2,368	2,336	11,342
1.85%	24,552	5,408	1,934	749	1,063	461	14	1,070
1.90%	11,100	4,755	3,849	2,709	658	132	791	1,816
1.95%	32,740	10,146	10,372	2,910	4,698	280	1,056	8,127
2.00%	12,141	1,298	257	–	170	438	–	21
2.05%	528	88	188	222	52	112	175	–
2.20%	560	133	162	–	–	–	–	–
2.35%	556	–	6	8	210	236	11	–

Totals	$1,311,985	385,968	317,504	116,326	108,319	23,817	42,268	163,784

	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue
1.35%	$8,606	18,101	158,682	141,929	8,945	132,870
1.40%	5,082	13,513	85,031	98,642	6,018	53,604
1.45%	118	87	6,495	8,163	130	9,425
1.50%	12,481	41,550	184,555	185,473	13,280	139,596
1.55%	1,086	2,701	17,891	14,832	1,208	15,072
1.60%	–	472	548	1,053	171	1,137
1.65%	362	3,276	21,680	17,635	1,774	13,294
1.70%	–	417	704	418	–	1,285
1.75%	115	140	904	948	107	1,855
1.80%	4,585	4,102	40,918	35,801	4,440	45,830
1.85%	579	863	7,827	5,371	235	8,587
1.90%	–	1,352	6,553	10,218	315	10,659
1.95%	1,027	1,779	17,513	13,684	1,201	15,988
2.00%	210	338	2,847	1,070	297	630
2.05%	121	217	286	229	141	1,391
2.20%	–	–	550	291	–	431
2.35%	–	–	16	1,040	14	23

Totals	$34,372	88,908	553,000	536,797	38,276	451,677

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $1,335,535 and $2,159,212, respectively, and total transfers from the Account to the fixed account were $1,192,941 and $1,630,680, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $49 and $37,052 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return ***

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	1.35% to 2.35%	3,718,336	$23.85 to 23.12	87,863,503	0.63%	42.16% to 40.71%
2006	1.35% to 2.35%	3,918,895	16.78 to 16.43	65,218,693	0.37%	18.53% to 17.33%
2005	1.35% to 2.35%	3,760,076	14.15 to 14.00	52,875,526	0.88%	22.60% to 21.36%
2004	1.35% to 2.35%	3,731,858	11.54 to 11.54	42,854,352	1.35%	11.77% to 10.64%
2003	1.35% to 2.35%	3,635,018	10.33 to 10.43	37,391,885	1.31%	9.97% to 8.86%

W&R Target Funds, Inc. – Balanced Portfolio
2007	1.35% to 2.05%	2,062,353	13.81 to 13.13	28,222,635	1.34%	12.12% to 11.32%
2006	1.35% to 2.05%	2,324,511	12.32 to 11.79	28,404,350	1.35%	9.71% to 8.94%
2005	1.35% to 2.00%	2,595,655	11.22 to 10.85	28,950,337	1.20%	3.60% to 2.92%
2004	1.35% to 2.05%	2,886,461	10.83 to 10.52	31,111,206	1.51%	7.46% to 6.70%
2003	1.35% to 2.05%	2,657,129	10.08 to 9.86	26,683,360	0.79%	17.48% to 16.65%

W&R Target Funds, Inc. – Bond Portfolio
2007	1.35% to 2.35%	3,221,370	13.19 to 11.86	42,152,136	4.22%	4.23% to 3.17%
2006	1.35% to 2.20%	2,371,516	12.65 to 12.01	29,788,566	4.24%	2.84% to 1.96%
2005	1.35% to 2.45%	2,588,466	12.30 to 11.24	31,652,527	4.24%	0.25% to -0.87%
2004	1.35% to 2.45%	2,823,794	12.27 to 11.34	34,480,553	4.14%	2.48% to 1.34%
2003	1.35% to 2.45%	3,051,387	11.98 to 11.19	36,402,950	4.88%	2.78% to 1.63%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	1.35% to 2.35%	7,032,864	11.57 to 11.40	80,632,331	0.60%	12.48% to 11.33%
2006	1.35% to 2.35%	7,927,237	10.29 to 10.24	80,921,020	0.86%	15.41% to 14.25%
2005	1.35% to 2.45%	8,743,699	8.92 to 8.92	77,442,483	0.32%	7.54% to 6.34%
2004	1.35% to 2.45%	9,630,664	8.29 to 8.39	79,420,889	0.61%	8.09% to 6.89%
2003	1.35% to 2.45%	10,138,009	7.67 to 7.85	77,453,096	0.80%	15.68% to 14.40%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	1.35% to 2.35%	550,078	15.97 to 15.39	8,740,487	0.95%	15.13% to 13.96%
2006	1.35% to 2.35%	476,820	13.87 to 13.50	6,589,536	1.53%	14.35% to 13.20%
2005	1.35% to 2.35%	309,778	12.13 to 11.93	3,748,701	1.51%	11.51% to 10.38%
2004	1.35% to 2.35%	132,070	10.88 to 10.81	1,435,360	1.22%	8.79% to 8.06%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	1.35% to 2.35%	194,811	13.78 to 13.55	2,678,048	0.48%	49.24% to 47.72%
2006	1.35% to 2.35%	70,259	9.24 to 9.17	648,159	1.04%	-7.65% to -8.27%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	1.35% to 2.35%	738,145	21.48 to 20.93	15,798,105	0.03%	41.56% to 40.11%
2006	1.35% to 2.35%	639,137	15.18 to 14.93	9,677,880	0.43%	23.80% to 22.55%
2005	1.35% to 2.35%	315,436	12.26 to 12.19	3,863,489	0.00%	22.58% to 21.86%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	1.35% to 2.35%	8,111,142	11.59 to 11.59	93,186,321	0.00%	24.11% to 22.84%
2006	1.35% to 2.35%	9,149,805	9.34 to 9.43	84,807,410	0.00%	3.62% to 2.58%
2005	1.35% to 2.45%	10,725,358	9.01 to 9.15	96,066,648	0.00%	9.73% to 8.51%
2004	1.35% to 2.45%	11,922,962	8.21 to 8.44	97,433,674	0.27%	1.91% to 0.78%
2003	1.35% to 2.45%	12,142,977	8.06 to 8.37	97,493,053	0.00%	21.40% to 20.04%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	1.35% to 2.20%	1,676,221	$15.13 to 14.24	$25,145,145	7.58%	2.45% to 1.56%
2006	1.35% to 2.20%	1,736,065	14.77 to 14.02	25,446,864	7.01%	8.78% to 7.85%
2005	1.35% to 2.45%	1,820,885	13.58 to 12.10	24,568,494	7.19%	1.16% to 0.04%
2004	1.35% to 2.45%	1,994,042	13.42 to 12.10	26,630,297	7.14%	8.38% to 7.17%
2003	1.35% to 2.45%	1,785,549	12.39 to 11.29	22,028,821	8.57%	18.12% to 16.80%

W&R Target Funds, Inc. – International Growth Portfolio
2007	1.35% to 2.35%	1,640,519	14.29 to 14.29	23,234,366	0.57%	19.65% to 18.43%
2006	1.35% to 2.35%	1,675,055	11.94 to 12.07	19,858,130	0.62%	19.36% to 18.15%
2005	1.35% to 2.45%	1,675,787	10.01 to 10.16	16,668,810	2.07%	14.91% to 13.63%
2004	1.35% to 2.45%	1,791,405	8.71 to 8.95	15,522,159	0.66%	12.46% to 11.21%
2003	1.35% to 2.45%	1,680,876	7.74 to 8.04	12,964,547	1.76%	23.21% to 21.84%

W&R Target Funds, Inc. – International Value Portfolio
2007	1.35% to 2.35%	435,987	18.11 to 17.45	7,856,863	1.76%	8.39% to 7.28%
2006	1.35% to 2.35%	372,397	16.71 to 16.26	6,198,628	2.08%	27.87% to 26.58%
2005	1.35% to 2.35%	277,772	13.07 to 12.85	3,620,455	2.94%	9.67% to 8.56%
2004	1.35% to 1.95%	105,889	11.91 to 11.87	1,260,521	1.89%	19.14% to 18.66%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	1.35% to 2.35%	1,084,036	11.92 to 10.75	12,835,126	3.44%	2.56% to 1.53%
2005	1.35% to 2.35%	1,203,891	11.62 to 10.59	13,912,999	3.08%	0.31% to -0.70%
2004	1.35% to 2.35%	1,324,054	11.59 to 10.66	15,268,217	2.81%	0.24% to -0.77%
2003	1.35% to 2.35%	1,252,148	11.56 to 10.75	14,414,495	3.81%	1.76% to 0.73%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	1.35% to 2.05%	97,938	15.50 to 15.10	1,509,253	0.00%	5.04% to 4.29%
2006	1.35% to 2.35%	102,887	14.76 to 14.36	1,511,925	0.00%	10.75% to 9.63%
2005	1.35% to 2.05%	72,133	13.33 to 13.17	958,458	0.00%	19.24% to 18.40%
2004	1.35% to 1.95%	42,704	11.18 to 11.13	476,619	0.00%	11.75% to 11.30%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	1.35% to 2.35%	237,472	13.48 to 13.13	3,190,100	0.02%	11.09% to 9.96%
2006	1.35% to 2.35%	200,713	12.14 to 11.94	2,430,404	0.47%	7.10% to 6.01%
2005	1.35% to 2.35%	96,851	11.33 to 11.27	1,096,597	0.00%	13.34% to 12.67%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	1.35% to 2.00%	1,162,836	10.83 to 10.33	12,500,970	4.40%	3.20% to 2.51%
2006	1.35% to 2.00%	971,840	10.49 to 10.08	10,122,093	4.27%	2.91% to 2.24%
2005	1.35% to 2.00%	732,547	10.19 to 9.86	7,426,008	2.39%	1.11% to 0.45%
2004	1.35% to 2.00%	823,823	10.08 to 9.81	8,268,200	0.67%	-0.67% to -1.32%
2003	1.35% to 2.00%	892,194	10.15 to 9.94	9,019,240	0.57%	-0.84% to -1.50%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	1.35% to 2.05%	184,954	10.84 to 10.58	1,993,506	3.28%	2.00% to 1.27%
2006	1.35% to 2.05%	190,007	10.62 to 10.44	2,011,435	4.94%	3.36% to 2.63%
2005	1.35% to 2.05%	163,997	10.28 to 10.17	1,682,515	5.37%	0.62% to -0.09%
2004	1.35% to 1.95%	73,816	10.21 to 10.19	753,655	3.86%	2.14% to 1.88%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	1.35% to 2.05%	318,204	14.38 to 14.03	4,552,310	0.55%	-17.21% to -17.80%
2006	1.35% to 2.05%	349,831	17.36 to 17.07	6,054,280	0.86%	28.34% to 27.43%
2005	1.35% to 2.05%	248,723	13.53 to 13.40	3,358,527	1.86%	9.34% to 8.57%
2004	1.35% to 1.90%	112,731	12.38 to 12.35	1,394,265	1.05%	23.75% to 23.47%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	1.35% to 2.35%	2,736,962	14.09 to 15.03	38,182,886	0.00%	22.68% to 21.43%
2006	1.35% to 2.35%	3,007,223	11.48 to 12.37	34,245,115	0.00%	6.42% to 5.34%
2005	1.35% to 2.45%	3,362,523	10.79 to 11.69	36,033,069	0.00%	15.67% to 14.38%
2004	1.35% to 2.45%	3,567,614	9.33 to 10.22	33,094,187	0.00%	14.68% to 13.40%
2003	1.35% to 2.45%	3,285,841	8.13 to 9.01	26,616,811	0.00%	28.70% to 27.26%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	1.35% to 2.35%	2,395,530	$14.68 to 13.87		$34,840,790	0.00%	11.98% to 10.83%
2006	1.35% to 2.35%	2,789,197	13.11 to 12.51		36,279,716	0.00%	3.64% to 2.59%
2005	1.35% to 2.35%	3,324,474	12.65 to 12.20		41,782,501	0.00%	11.36% to 10.24%
2004	1.35% to 2.35%	3,776,860	11.36 to 11.06		42,675,208	0.00%	12.75% to 11.61%
2003	1.35% to 2.35%	3,680,292	10.08 to 9.91		36,933,019	0.00%	33.94% to 32.58%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	1.35% to 2.35%	187,229	12.58 to 12.12		2,343,332	0.01%	-5.43% to -6.40%
2006	1.35% to 2.35%	174,289	13.31 to 12.95		2,309,570	0.14%	15.27% to 14.11%
2005	1.35% to 2.35%	180,772	11.54 to 11.35		2,081,246	0.00%	2.75% to 1.71%
2004	1.35% to 1.95%	139,286	11.24 to 11.19		1,563,381	0.00%	12.36% to 11.91%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2007	1.35% to 2.35%	1,885,650	14.52 to 13.57		27,105,883	0.94%	0.51% to -0.51%
2006	1.35% to 2.35%	2,078,280	14.45 to 13.64		29,765,754	1.03%	15.31% to 14.14%
2005	1.35% to 2.45%	2,458,556	12.53 to 11.89		30,588,539	1.40%	3.02% to 1.87%
2004	1.35% to 2.45%	2,571,325	12.16 to 11.67		31,097,819	1.09%	13.15% to 11.89%
2003	1.35% to 2.45%	2,340,899	10.75 to 10.43		25,054,240	0.65%	23.42% to 22.05%

2007 Reserves for annuity contracts in payout phase:					657,916

2007 Contract owners’ equity				$	542,386,886

2006 Reserves for annuity contracts in payout phase:					364,699

2006 Contract owners’ equity				$	495,489,353

2005 Reserves for annuity contracts in payout phase:					64,529

2005 Contract owners’ equity				$	478,442,458

2004 Contract owners’ equity				$	464,740,562

2003 Contract owners’ equity				$	422,455,517

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

PRSRT STD
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S.POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company